Cover	May 13, 2021	Oct. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 13, 2021
Entity Incorporation, State or Country Code	NV
Entity File Number	000-15087
Entity Tax Identification Number	93-0926999
Entity Address, Postal Zip Code	52317
City Area Code	319
Local Phone Number	626-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	HTLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	HEARTLAND EXPRESS, INC.
Entity Central Index Key		0000799233
Amendment Flag		false